CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Write-off of accumulated other comprehensive loss related to cash flow hedges, taxes	$ 723
Tax related to cumulative unrealized holding losses on marketable securities to earnings due to other-than-temporary impairment	$ 4,703